Quantified Managed Bond Fund
Quantified Managed Bond Fund
Investment Objective:
The Fund seeks high total return from fixed income investments on an annual basis consistent with a high tolerance for risk
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Quantified Managed Bond Fund Investor Class Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[2]	0.23%
Total Annual Fund Operating Expenses		1.68%
[1]	Other Expenses are estimated for the Fund's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Quantified Managed Bond Fund Investor Class Shares	171	530

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities (bonds) indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange-traded funds (“ETFs”), other closed-end and open-end investment companies and derivative securities. The underlying fixed-income securities to which the Fund seeks to gain exposure primarily include U.S. government securities, corporate obligations, foreign securities (including emerging markets), and bonds in the lowest credit rating category, also called “junk bonds”. The Fund invests in fixed-income securities without any restriction on maturity. The Fund may gain exposure to fixed-income securities by using futures contracts, forward contracts, options and swap agreements, and may invest up to 80% of its assets in short positions. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest significantly in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values ("NAVs") may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT.(1-855-647-8268)

Quantified All-Cap Equity Fund
Quantified All-Cap Equity Fund
Investment Objective:
The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Quantified All-Cap Equity Fund Investor Class Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[2]	0.06%
Total Annual Fund Operating Expenses		1.51%
[1]	Other Expenses are estimated for the Fund's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Quantified All-Cap Equity Fund Investor Class Shares	154	477

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Fund is aggressively managed by the Subadviser. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities (common and preferred stocks) either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”), other closed-end and open-end investment companies, and futures contracts, forward contracts, options and swap agreements. Investments in ETFs, futures contracts, forward contracts, options and swap agreements may provide the Fund with exposure to equity, income, sectors, domestic, international (including emerging markets), inverse and/or leveraged positions and alternative investments, including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. The Fund also may invest up to 80% of its assets in short positions in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, for temporary defensive purposes , may result in a large portion or all of the fund's assets invested, directly or indirectly, in short-term investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Market Leaders Fund
Quantified Market Leaders Fund
Investment Objective:
The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Quantified Market Leaders Fund Investor Class Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[2]	0.26%
Total Annual Fund Operating Expenses		1.71%
[1]	Other Expenses are estimated for the Fund's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Quantified Market Leaders Fund Investor Class Shares	174	539

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Fund is aggressively managed by the Subadviser. The Fund will typically invest primarily in equity (common and preferred stocks) or investment grade fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”) and other investment companies. The Fund invests in fixed-income securities without any restriction on maturity. Investments in ETFs and other investment companies may provide the Fund exposure to equity, income, sectors, domestic and international positions (including emerging markets), including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. The Fund also may invest in futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class (measured by reference to an ETF that is both representative of the asset class) with the highest price momentum (such as mid-cap equity compared to all equities) and has the highest price momentum, when compared to other ETFs in its asset class. In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund's portfolio. The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund’s assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third party algorithms. The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings but it may reallocate less often in order to minimize the impact and costs associated with trading. The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary and third party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the fund's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be indicative of future results.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268)

Quantified Alternative Investment Fund
Quantified Alternative Investment Fund
Investment Objective:
The Fund seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Quantified Alternative Investment Fund Investor Class Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[2]	0.75%
Total Annual Fund Operating Expenses		2.20%
[1]	Other Expenses are estimated for the Fund's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Quantified Alternative Investment Fund Investor Class Shares	223	688

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Fund is aggressively managed by the Subadviser. The Fund will primarily invest indirectly in alternative investments by using exchange-traded funds (“ETFs”), open-end mutual funds and other investment companies. The Subadviser defines “Alternative Investment” as any security or instrument that it expects to have returns with a low or negative correlation with the S&P 500 ® Index. Furthermore, the term “Alternative Investment” in the Fund’s name also refers to the non-traditional types of equity (common and preferred stocks) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies. The Fund invests in fixed-income securities without any restriction on maturity. The alternative investments provide the Fund exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest bearing fixed income securities having a low or negative correlation with the S&P 500 ® Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities. The Fund also may invest in futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its asset in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto. The Fund may gain exposure without limitation to junk bonds, including bonds in the lowest credit rating category. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk - The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices. The Fund will lose value if and when the instrument's price rises - a result that is the opposite from traditional mutual funds.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective. Determination of alternative status based on historical analysis may not be indicative of future results.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 5, 2013
Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key	dei_EntityCentralIndexKey	0001556505
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Aug 5, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 5, 2013
Prospectus Date	rr_ProspectusDate	Aug 5, 2013
Quantified Managed Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Quantified Managed Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return from fixed income investments on an annual basis consistent with a high tolerance for risk
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities (bonds) indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange-traded funds (“ETFs”), other closed-end and open-end investment companies and derivative securities. The underlying fixed-income securities to which the Fund seeks to gain exposure primarily include U.S. government securities, corporate obligations, foreign securities (including emerging markets), and bonds in the lowest credit rating category, also called “junk bonds”. The Fund invests in fixed-income securities without any restriction on maturity. The Fund may gain exposure to fixed-income securities by using futures contracts, forward contracts, options and swap agreements, and may invest up to 80% of its assets in short positions. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest significantly in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities (bonds) indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange-traded funds (“ETFs”), other closed-end and open-end investment companies and derivative securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values ("NAVs") may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT.(1-855-647-8268)

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-647-8268
Quantified Managed Bond Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QBDSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Quantified All-Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Quantified All-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Fund is aggressively managed by the Subadviser. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities (common and preferred stocks) either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”), other closed-end and open-end investment companies, and futures contracts, forward contracts, options and swap agreements. Investments in ETFs, futures contracts, forward contracts, options and swap agreements may provide the Fund with exposure to equity, income, sectors, domestic, international (including emerging markets), inverse and/or leveraged positions and alternative investments, including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. The Fund also may invest up to 80% of its assets in short positions in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, for temporary defensive purposes , may result in a large portion or all of the fund's assets invested, directly or indirectly, in short-term investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities (common and preferred stocks) either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”), other closed-end and open-end investment companies, and futures contracts, forward contracts, options and swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-647-8268
Quantified All-Cap Equity Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QACFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Quantified Market Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Quantified Market Leaders Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Fund is aggressively managed by the Subadviser. The Fund will typically invest primarily in equity (common and preferred stocks) or investment grade fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”) and other investment companies. The Fund invests in fixed-income securities without any restriction on maturity. Investments in ETFs and other investment companies may provide the Fund exposure to equity, income, sectors, domestic and international positions (including emerging markets), including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. The Fund also may invest in futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class (measured by reference to an ETF that is both representative of the asset class) with the highest price momentum (such as mid-cap equity compared to all equities) and has the highest price momentum, when compared to other ETFs in its asset class. In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund's portfolio. The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund’s assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third party algorithms. The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings but it may reallocate less often in order to minimize the impact and costs associated with trading. The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary and third party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the fund's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices. The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be indicative of future results.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268)

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-647-8268
Quantified Market Leaders Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QMLFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Quantified Alternative Investment Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Quantified Alternative Investment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Fund is aggressively managed by the Subadviser. The Fund will primarily invest indirectly in alternative investments by using exchange-traded funds (“ETFs”), open-end mutual funds and other investment companies. The Subadviser defines “Alternative Investment” as any security or instrument that it expects to have returns with a low or negative correlation with the S&P 500 ® Index. Furthermore, the term “Alternative Investment” in the Fund’s name also refers to the non-traditional types of equity (common and preferred stocks) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies. The Fund invests in fixed-income securities without any restriction on maturity. The alternative investments provide the Fund exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest bearing fixed income securities having a low or negative correlation with the S&P 500 ® Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities. The Fund also may invest in futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its asset in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto. The Fund may gain exposure without limitation to junk bonds, including bonds in the lowest credit rating category. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk - The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments. Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Limited History of Operations Risk - The Fund is a new mutual fund and has a limited history of operation.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Risk - Short positions are designed to profit from a decline in the price of particular securities, investments of securities or indices. The Fund will lose value if and when the instrument's price rises - a result that is the opposite from traditional mutual funds.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective. Determination of alternative status based on historical analysis may not be indicative of future results.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money, or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-647-8268
Quantified Alternative Investment Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QALTX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688

[1]	Other Expenses are estimated for the Fund's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.